Schedule of Investments August 31, 2022 (Unaudited)

Ecofin Digital Payments Infrastructure Fund

	Shares	Fair Value
Common Stock - 99.8% (1)
Australia Payments Fintech - 0.7% (1)
Iress Limited	5,711	$44,158
Brazil Electronic Transaction Processing - 2.6% (1)
Pagseguro Digital Ltd. (2)	6,714	104,335
StoneCo Ltd. (2)	7,516	71,252
		175,587
Canada Software and Services - 1.0% (1)
Nuvei Corporation (2)	2,153	65,884
France Software and Services - 4.5% (1)
Worldline SA (2)	7,158	307,808
Hong Kong Credit Card Issuer - 0.1% (1)
China Youzan Limited (2)	505,999	8,123
Hong Kong Merchant Payment Products/Services - 0.3% (1)
PAX Global Technology Ltd.	22,125	21,198
Israel Software & Services - 1.2% (1)
Global-e Online Ltd. (2)	2,512	79,354
Italy Electronic Transaction Processing - 2.5% (1)
Nexi SpA (2)	20,784	171,315
Japan Credit Card Issuer - 1.7% (1)
AEON Financial Service Co. Ltd.	3,400	35,120
Credit Saison Co., Ltd.	4,899	61,782
Orient Corporation	18,400	16,158
		113,060
Japan Electronic Transaction Processing - 1.8% (1)
GMO Financial Gate, Inc.	100	11,042
GMO Payment Gateway, Inc.	1,400	113,068
		124,110
Netherlands Electronic Transaction Processing - 4.9% (1)
Adyen N.V. (2)	213	330,716
New Zealand Other - 0.3% (1)
Pushpay Holdings Limited (2)	22,397	17,541
United Kingdom Credit Card Issuer - 0.3% (1)
Provident Financial plc	8,449	16,931
United Kingdom Electronic Transaction Processing - 1.2% (1)
Wise PLC (2)	14,847	83,962
United Kingdom Software and Services - 0.7% (1)
Network International Holdings PLC (2)	17,062	47,729
United States Credit Card Networks - 18.1% (1)
American Express Company	2,008	305,216
Discover Financial Services	3,020	303,480
Mastercard, Inc.	920	298,420
Paymentus Holdings, Inc. (2)	488	5,812
Visa Inc.	1,562	310,385
		1,223,313
United States Electronic Payment Processing/Management - 1.8% (1)
ACI Worldwide, Inc. (2)	3,772	89,396
Zuora, Inc. (2)	4,017	30,851
		120,247
United States Electronic Transaction Processing - 28.5% (1)
Cass Information Systems, Inc.	442	16,213
CSG Systems International, Inc.	1,052	60,858
EVERTEC, Inc.	2,366	79,498
Evo Payments, Inc. (2)	1,560	51,979
Fidelity National Information Services, Inc.	3,212	293,481
Fiserv, Inc. (2)	3,328	336,760
FleetCor Technologies Inc. (2)	1,348	286,490
Green Dot Corporation (2)	1,575	31,957
PayPal Holdings, Inc. (2)	3,807	355,726
QIWI plc - ADR (3)	1,766	–
Western Union Company	12,751	188,970
WEX Inc. (2)	1,473	227,210
		1,929,142
United States Financial Services Market Place - 0.6% (1)
LendingClub Corporation (2)	3,320	43,392
United States Merchant Payment Products/Services - 12.9% (1)
Block, Inc. (2)	3,932	270,954
Euronet Worldwide, Inc. (2)	1,601	141,945
Global Payments Inc.	2,609	324,116
NCR Corporation (2)	4,349	135,036
		872,051
United States Payments Fintech - 9.5% (1)
DocuSign, Inc. (2)	3,698	215,297
Jack Henry & Associates, Inc.	1,789	343,846
OneSpan Inc. (2)	1,174	13,513
Q2 Holdings, Inc. (2)	1,822	72,370
		645,026
United States Software and Services - 4.6% (1)
Affirm Holdings, Inc. (2)	6,163	144,399
BigCommerce Holdings, Inc. (2)	1,857	30,956
Cantaloupe, Inc. (2)	1,932	12,307
Marqeta, Inc. (2)	14,423	112,355
Mitek Systems, Inc. (2)	1,417	14,482
		314,499
Total Common Stock
(Cost $10,692,970)		6,755,146

Short Term Investment - 0.2% (1)
United States Investment Company - 0.2% (1)
First American Government Obligations Fund, Class X, 2.05% (4)
(Cost $14,362)	14,362	14,362

Total Investments - 100.0% (1)
(Cost $10,707,332)		6,769,508
Other Assets in Excess of Liabilities, Net - 0.0%(1)		1,959
Total Net Assets - 100.0%(1)		$6,771,467

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy.
(4)	Rate indicated is the current yield as of August 31, 2022.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock	$6,755,146		$-	$6,755,146
Short-Term Investment	14,362	-	-	14,362
Total Investments	$6,769,508	$-	$-	$6,769,508

Refer to the Fund's Schedule of Investments for additional industry information.

Investments
in
Securities
Balance as of 11/30/2021	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers into and/or out of Level 3	-
Balance as of 8/31/2022	$-
Net unrealized depreciation of Level 3 Securities as of August 31, 2022	$(20,196)